Filed pursuant to Rule 497(e)
Registration Nos. 333-118634; 811-21625
Intrepid Capital Management Funds Trust

Intrepid Capital Fund Institutional Class (Ticker: ICMVX) Investor Class (Ticker: ICMBX)	Intrepid Income Fund Institutional Class (Ticker: ICMUX) Investor Class (Not Available for Sale)

Supplement dated May 21, 2025
to each Fund’s Summary Prospectus, each dated January 31, 2025 and to the Funds’ Prospectus and Statement of Additional Information, each dated January 31, 2025, as previously supplemented

Effective June 2, 2025 (the “Effective Date”), the Fund has a new mailing address. As of the Effective Date, written requests via mail to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund should be sent to:

Regular Mail:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement for your reference.